Income Tax (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax [Abstract]
Schedule of composition of income tax expenses (income)
	Year ended December 31,
	2015	2016	2017
	NIS	NIS	NIS
Current tax expenses
Expenses for the current year	567	437	438
Adjustments for prior years	-	(28)	54
Total current tax expenses	567	409	492

Deferred tax expenses (income)
Adjustments for prior years according to an assessment agreement	-	-	(54)
Reversal of temporary differences according to an assessment agreement	-	-	21
Creation and reversal of temporary differences	(220)	(33)	(112)
Total deferred tax expenses	(220)	(33)	(145)

Income tax expense	347	442	347

Schedule of reconciliation between the theoretical tax on the pre-tax income and the tax expense
	Year ended December 31
	2015	2016	2017
	NIS	NIS	NIS

Profit before income tax	1,430	881	1,022
Statutory tax rate	26.5%	25%	24%

Income tax at the statutory tax rate	378	220	245
Changes in tax rate and others	-	67	-
Expenses not recognized for tax purposes	(13)	46	48
Adjusted tax calculated for the
Company’s share in equity- accounted investees	(3)	1	-
Recognition of deferred tax assets which were not recognized on prior periods	(112)	-	-
Current year tax losses and benefits for which deferred taxes were not created	97	136	54
Taxes in respect of previous years	-	(28)	-

Income tax expenses	347	442	347

Schedule of recognized deferred tax assets and liabilities
	Property,
	plant
	equipment,		Carry-		Brand
	and	Employee	forward		Names and
	intangible	benefits	losses for		Customers
	assets*	Plan*	DBS	Others*	relationship	Total
	NIS	NIS	NIS	NIS	NIS	NIS

Balance of deferred tax asset (liability) as at December 31, 2015	(422)	208	1,419	195	(839)	561
Recognized in profit or loss	74	(26)	(231)	(75)	224	(34)
Recognized in equity	-	(4)	-	(109)	-	(113)

Balance of deferred tax assets (liability) as at December 31, 2016	(348)	178	1,188	11	(615)	414

Balance of deferred tax asset (liability) as at December 31, 2016	(348)	178	1,188	11	(615)	414
Recognized in profit or loss	25	(13)	(22)	28	127	145
Recognized in equity	-	-	-	1	-	1

Balance of deferred tax assets (liability) as at December 31, 2017	(323)	165	1,166	40	(488)	560

*	Reclassified